Annual Total Returns- Alger Growth and Income Portfolio (Class I2) [BarChart] - Class I2 - Alger Growth and Income Portfolio - Class I-2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.51%	12.34%	29.92%	12.52%	0.98%	10.24%	21.32%	(4.61%)	29.47%	14.88%